Information Related to Companys PSUs (Detail) (Performance Share Unit)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Performance Share Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	200,702	930,311
Number of PSUs\DSUs, granted	206,405	479,372
Number of PSUs\DSUs\RSUs units, in lieu of dividends	3,498	2,143
Vested		(610,568)
Number of PSUs, forfeited	(60,680)	(600,556)
Ending Balance	349,925	200,702